Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Share Options Oustanding (Details)										12 Months Ended
	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
OSA
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)										691,200	407,972
Number of share options outstanding in share-based payment arrangement (in shares)										1,583,806	986,359	589,150
Number of options as of including options exercised during the period (in shares)										0	0
Options lapsed or cancelled during the period (in shares)										93,753	10,763
OSA 2016-1 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)									6,400
Exercise price (euro per share) | € / shares									€ 0
Exercise price (in euros per share) | € / shares									€ 13.05
Number of share options outstanding in share-based payment arrangement (in shares)										400
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0
Number of options lapsed or cancelled (in shares)										6,000
Options lapsed or cancelled during the period (in shares)										0
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)								4,000		0	0
Exercise price (euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 14.26
Number of share options outstanding in share-based payment arrangement (in shares)										4,000	4,000	4,000
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0	0
Number of options lapsed or cancelled (in shares)										0
Options lapsed or cancelled during the period (in shares)										0	0
OSA 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)							3,500
Exercise price (euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 14.97
Number of share options outstanding in share-based payment arrangement (in shares)										500
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0
Number of options lapsed or cancelled (in shares)										3,000
Options lapsed or cancelled during the period (in shares)										0
OSA 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)						62,000				0	0
Exercise price (euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 12.87
Number of share options outstanding in share-based payment arrangement (in shares)										52,000	52,000	54,000
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0	0
Number of options lapsed or cancelled (in shares)										10,000
Options lapsed or cancelled during the period (in shares)										0	2,000
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					37,500					0	0
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 11.08
Number of share options outstanding in share-based payment arrangement (in shares)										28,250	28,750	30,250
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0	0
Number of options lapsed or cancelled (in shares)										9,250
Options lapsed or cancelled during the period (in shares)										500	1,500
OSA LLY 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)				500,000						0	0
Exercise price (euro per share) | € / shares				€ 0
Exercise price (in euros per share) | € / shares				€ 6.41
Number of share options outstanding in share-based payment arrangement (in shares)										500,000	500,000	500,000
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0	0
Number of options lapsed or cancelled (in shares)										0
Options lapsed or cancelled during the period (in shares)										0	0
OSA 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)			407,972							0	407,972
Exercise price (euro per share) | € / shares			€ 0
Exercise price (in euros per share) | € / shares			€ 6.25
Number of share options outstanding in share-based payment arrangement (in shares)										387,456	400,709	0
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0	0
Number of options lapsed or cancelled (in shares)										13,253
Options lapsed or cancelled during the period (in shares)										13,253	7,263
OSA 2021-04
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)		571,200								571,200
Exercise price (euro per share) | € / shares		€ 0
Exercise price (in euros per share) | € / shares		€ 13.74
Number of share options outstanding in share-based payment arrangement (in shares)										491,200	0
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0
Number of options lapsed or cancelled (in shares)										80,000
Options lapsed or cancelled during the period (in shares)										80,000
OSA 2021-06
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)	120,000									120,000
Exercise price (euro per share) | € / shares	€ 0
Exercise price (in euros per share) | € / shares	€ 12.99
Number of share options outstanding in share-based payment arrangement (in shares)										120,000	0
Number of options, exercised (in shares)										0
Number of options as of including options exercised during the period (in shares)										0
Number of options lapsed or cancelled (in shares)										0
Options lapsed or cancelled during the period (in shares)										0